Loans Payable (Tables)	6 Months Ended
Jun. 30, 2026
Loans Payable [Abstract]
Schedule of Loans Payable

At June 30, 2026 and December 31, 2025, loans payable consisted of the following:

	June 30,	December 31,
	2026	2025
Hire purchases - Motor Vehicle	$-	$-
Short-term loan	31,094	102,149
	31,094	102,149
Less current portion	(31,094)	(102,149)
Long-term loans payable	$-	$-